Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,225,392.52
Total Fee Amount	3,207.43
Total Offset Amount	0.00
Net Fee	$ 3,207.43
Offering Table N/A
Offset Table N/A	N/A